[Stein Roe logo]
                             STEIN ROE
                            MUTUAL FUNDS
                          ---------------
                        Building Wealth for
                     Generations [service mark]



                         November 3, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Stein Roe Trust
     File No. 333-19181 and 811-07997

Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the prospectus and Statement of Additional Information of Stein Roe Trust do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

STEIN ROE TRUST


NICOLETTE D. PARRISH

Nicolette D. Parrish
Vice-President and Assistant Secretary

Stein Roe Mutual Funds  One South Wacker Drive  Chicago, IL
60606-4685  312.368.7700
Liberty Securities Corporation, Distributor